Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	$ 3,055	$ 1,001
Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,073	2,051
Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(18)	(1,050)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,055	1,001
Fair Value, Inputs, Level 2 | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,073	2,051
Fair Value, Inputs, Level 2 | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (18)	$ (1,050)